Related and Interested Parties (Narratives) (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Name of parent entity	Israel Corporation LTD.
Explanation of relationships between parent and subsidiaries	Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 46.94% of the share capital in Israel Corp., which holds as at December 31, 2019 approximately 45.86% of the voting rights and issued share capital of the Company. Millenium is held by Mashat Investments Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively (It is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly owned subsidiary of the Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is fully held by XT Holdings Ltd. (“XT Holdings”), a private company whose ordinary shares are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp. As previously reported, Israel Corp. entered into certain forward sale agreement with respect to certain amount of Ordinary Shares. Based on the information provided by Israel Corp., as of December 31, 2019, settlement of such forward agreements was finalized, and Israel Corp. did not regain voting rights and dispositive power with respect to the Ordinary Shares that were subject to such forward agreements ("physical settlement"). Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors.
Margin loans	As of December 31, 2019, 166 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal amount of $310 million.
Framework agreement of Israel Corporate LTD	In March 2017, ICL's Audit and Accounting Committee and its Board of Directors approved a framework agreement with the controlling shareholder, Israel Corporation Ltd. (hereinafter – Israel Corp.), for three years, according to which Israel Corp. can deposit, occasionally, an amount of up to $150 million in short term U.S. dollar or shekel deposits in ICL subject to ICL’s approval. In August 2017, the terms of the framework agreement were expanded to up to $250 million. The terms and conditions of the deposits, including the interest rate, will be determined on the date of the deposits. The deposits will be received by ICL without security.
The company share In the end of the year, agreements for supply of natural gas	$ 1.9